RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.         RELATED PARTY TRANSACTIONS

Zhejiang Aokang Shoes Co., Ltd. (“Aokang”) became a shareholder of the Company in 2015 and held 18.1% of the outstanding shares of the Company as of December 31, 2017. In 2017, the Company purchased goods from Aokang amounted to $0.4.

Zall E-commerce and its subsidiary Zall Development (HK) Holding Company Limited (collectively referred to “Zall”) became shareholders of the Company in 2016 and held 29.5% of the outstanding shares of the Company as of December 31, 2019. For the years ended December 31, 2018 and  2019, the Group entered into the following contracts with the subsidiaries of Zall:

The Group entered into sales contracts with Hankou North Import and Export Service Co., Ltd. ("Hankou North”) to sell cotton products in 2018, which is one of Zall’s subsidiaries. The total transaction amount in 2018 was $325 and all settled as of December 31, 2018.

The Group entered into a logistics agency contract with Hankou North in 2018 and the total logistic service fee in 2018 and 2019 was $4,302 and $1,952, respectively. As of December 31, 2018 and 2019, $1,550 and negative $62 has not been settled, respectively.

The Group entered into a logistics agency contract with Zall Foreign Trade Service (Hong Kong) Company Limited (“Zall HK”) in 2018, which is one of Zall’s subsidiaries. The total logistic service fee in 2018 and 2019 was $4,186 and $770, respectively. As of December 31, 2018 and 2019, about $1,007 and negative $53 has not been settled, respectively.

The Group entered into a Contract of Network Marketing Technical Services with Zall HK in 2018. The total advertising fee in 2018 and 2019 was $7,441 and $8,334, respectively. As of December 31, 2018 and 2019, $2,396 and $220 has not been settled, respectively.

The Group leased offices on behalf of Jiashi Financial Information Service (Hangzhou) Co., Ltd. ("Jiashi”) since October 1, 2018, which is one of Zall‘s subsidiaries. The total rental fee received from Jiashi was $26 in 2018.

The Group signed a Share Transfer Agreement with Wuhan Zall Internet Technology Co., Ltd in 2019. The total purchase price was $4,223. As of December 31, 2019, $4,223 has not been settled. See Note 9 for details of the share transfer.

The Group entered into a Contract of GPS Project Technical Services with Hankou North in 2019. The total technical services fee received from Hankou North was $123 in 2019 and all settled as of December 31, 2019.

The Group entered into a Contract of Technical Development Services with Demon Network Technology (Hong Kong) Co., Ltd. (“Demon Hong Kong ”) in 2019. The total technical services fee received from Demon Hong Kong in 2019 was $749. As of December 31, 2019, $315 has not been received.

The Group entered into a Contract of Website Maintenance Services with Shanghai Zhijie E-Commerce Co., Ltd in 2018. Shanghai Zhijie E-Commerce Co., Ltd is an affiliate of the Group. The total service fee in 2019 was $189. As of December 31, 2019, $19 has not been settled.